Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) $ in Thousands	6 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	$ 31,312
Changes from financing cash flows
Proceeds from debt	28,950
Payments of transaction costs from borrowings	(1,546)
Total changes in liabilities arising on financing cash flows	27,404
Accrued transaction costs	(44)
Amortization of carrying amount, net of payments made	4,810
Carrying value - as of December 31, 2018	63,482
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	3,095
Changes from financing cash flows
Carrying value - as of December 31, 2018	3,095
Non-current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cashflows from financing activities - as of June 30, 2018	28,217
Changes from financing cash flows
Proceeds from debt	28,950
Payments of transaction costs from borrowings	(1,546)
Total changes in liabilities arising on financing cash flows	27,404
Accrued transaction costs	(44)
Amortization of carrying amount, net of payments made	4,810
Carrying value - as of December 31, 2018	$ 60,387